Share-Based Compensation	9 Months Ended
Sep. 30, 2019
Successor [Member]
Share-Based Compensation

12. SHARE-BASED COMPENSATION

On May 18, 2018, the NESR shareholders approved the NESR 2018 Long Term Incentive Plan (the “LTIP”), effective upon the closing of the Business Combination. The board of directors previously approved the LTIP on February 9, 2018, including the performance criteria upon which performance goals may be based. A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. Grants to members of our Board of Directors are time-based and vest ratably over a 1-year period. Grants to our employees are time-based and vest ratably over a 3-year period.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use share-based awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following table sets forth the LTIP activity for the periods indicated:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94
Granted	1,184,000	$9.86
Vested	(250,310)	$10.32
Forfeited	(106,000)	$10.87
Unvested at September 30, 2019 (NESR - Successor)	1,552,890	$10.22

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59
Granted	214,000	$7.60
Vested	(250,310)	$10.32
Forfeited	(11,000)	$10.36
Unvested at September 30, 2019 (NESR - Successor)	1,552,890	$10.22

At September 30, 2019, the Company had unrecognized compensation expense of $13.4 million related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 2.26 years. Stock-based compensation has been recorded in the Condensed Consolidated Statement of Operations as follows for the periods presented:

	Cost of services	Selling, general and administrative expense	Total
2019 Successor Period	$1,813,635	$2,243,336	$4,056,971
2019 Successor Quarter	757,779	1,187,479	1,945,258
2018 Successor Period	165,591	165,592	331,183
2018 Successor Quarter	165,591	165,592	331,183

There is no income tax impact of the stock-based compensation recorded by the Company.